UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2025
MFS®  Intermediate High
Income Fund
CIH-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Intermediate High Income Fund’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate High
Income Fund
New York Stock Exchange Symbol: CIF

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Midstream	9.4%
Medical & Health Technology & Services	7.6%
Building	7.2%
Cable TV	7.2%
Aerospace & Defense	6.3%
Composition including fixed income credit quality (a)(i)
BBB	1.7%
BB	62.8%
B	56.9%
CCC	18.9%
CC	0.7%
Non-Fixed Income	0.4%
Cash & Cash Equivalents (Less Liabilities) (b)	(41.4)%
Other (o)	(0.0)%
Portfolio facts
Average Duration (d)	4.2
Average Effective Maturity (m)	4.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2025.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Michael Skatrud	Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 9.50% of the fund's average monthly net asset value, not a fixed share price, and the fund's distribution amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 138.8%
Aerospace & Defense – 6.3%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)	$173,000	$176,443
Boeing Co., 5.805%, 5/01/2050	153,000	143,274
Bombardier, Inc., 7.5%, 2/01/2029 (n)	95,000	98,331
Bombardier, Inc., 8.75%, 11/15/2030 (n)	70,000	75,131
Bombardier, Inc., 7.25%, 7/01/2031 (n)	88,000	90,750
Bombardier, Inc., 7%, 6/01/2032 (n)	53,000	54,204
Bombardier, Inc., 6.75%, 6/15/2033 (n)	71,000	71,995
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	199,250
Moog, Inc., 4.25%, 12/15/2027 (n)	133,000	128,828
TransDigm, Inc., 5.5%, 11/15/2027	116,000	115,909
TransDigm, Inc., 6.75%, 8/15/2028 (n)	108,000	109,874
TransDigm, Inc., 4.625%, 1/15/2029	151,000	146,240
TransDigm, Inc., 6.375%, 3/01/2029 (n)	82,000	83,336
TransDigm, Inc., 6.875%, 12/15/2030 (n)	249,000	256,798
TransDigm, Inc., 6.375%, 5/31/2033 (n)	288,000	284,544
		$2,034,907
Automotive – 2.4%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)	$71,000	$70,441
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	262,000	237,830
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	119,000	116,294
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	161,000	123,741
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	123,000	95,541
Wabash National Corp., 4.5%, 10/15/2028 (n)	158,000	134,837
		$778,684
Broadcasting – 2.4%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$200,000	$207,545
Gray Media, Inc., 10.5%, 7/15/2029 (n)	57,000	60,621
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	156,000	146,677
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)	135,000	135,072
Univision Communications, Inc., 8%, 8/15/2028 (n)	85,000	85,054
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	160,000	153,626
		$788,595
Brokerage & Asset Managers – 2.7%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$179,000	$185,823
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	143,000	155,822
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	65,000	64,941
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	107,000	105,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	$64,000	$66,618
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	297,000	297,492
		$876,211
Building – 7.1%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$124,000	$115,492
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	145,000	153,850
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	57,000	54,156
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	125,000	90,737
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	59,000	52,423
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	176,000	149,910
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	225,000	216,128
Knife River Corp., 7.75%, 5/01/2031 (n)	174,000	182,128
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	107,000	85,935
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	47,000	47,354
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	175,000	161,339
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	105,000	103,042
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	56,000	56,337
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	212,000	208,958
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)	145,000	147,343
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	88,000	89,371
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	51,000	50,079
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	171,000	160,486
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	193,000	189,199
		$2,314,267
Business Services – 2.8%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$159,000	$153,200
CACI International, Inc., 6.375%, 6/15/2033 (n)	142,000	144,761
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	93,000	91,898
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	132,000	130,552
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	122,000	119,039
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	105,000	105,986
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	166,000	169,369
		$914,805
Cable TV – 7.0%
Cable One, Inc., 4%, 11/15/2030 (n)	$156,000	$120,816
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	470,000	448,657
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	333,000	312,238
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	84,000	76,452
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	98,000	84,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	$200,000	$182,403
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	65,000	64,029
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	44,000	42,827
DISH DBS Corp., 7.75%, 7/01/2026	96,000	82,538
DISH DBS Corp., 5.125%, 6/01/2029	98,000	64,430
DISH Network Corp., 11.75%, 11/15/2027 (n)	94,000	96,981
EchoStar Corp., 10.75%, 11/30/2029	144,824	145,534
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	181,311
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	219,248
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	169,525
		$2,291,586
Chemicals – 3.0%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$200,000	$205,505
Chemours Co., 4.625%, 11/15/2029 (n)	209,000	170,965
Chemours Co., 8%, 1/15/2033 (n)	57,000	49,695
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	150,000	121,101
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	193,000	189,353
SNF Group SACA, 3.375%, 3/15/2030 (n)	250,000	228,328
		$964,947
Computer Software – 1.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$159,000	$162,193
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	173,000	181,905
Fair Isaac Corp., 6%, 5/15/2033 (n)	143,000	142,730
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	134,000	126,966
		$613,794
Computer Software - Systems – 2.0%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$87,000	$89,460
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)	49,000	49,980
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)	42,000	43,092
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	248,000	247,723
Virtusa Corp., 7.125%, 12/15/2028 (n)	92,000	88,939
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	136,000	138,424
		$657,618
Conglomerates – 2.9%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)	$109,000	$110,634
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	44,000	42,820
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	265,000	253,875
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	157,000	158,588
Gates Corp., 6.875%, 7/01/2029 (n)	114,000	116,822

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		$117,000	$119,575
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		145,000	149,257
			$951,571
Construction – 1.7%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$116,000	$113,815
Empire Communities Corp., 9.75%, 5/01/2029 (n)		162,000	162,608
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		63,000	62,658
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		84,000	79,076
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		122,000	117,256
			$535,413
Consumer Products – 4.5%
Acushnet Co., 7.375%, 10/15/2028 (n)		$138,000	$142,997
Amer Sports Co., 6.75%, 2/16/2031 (n)		165,000	171,553
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		114,000	94,620
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		102,000	107,098
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		58,000	43,692
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		71,000	73,453
Newell Brands, Inc., 6.375%, 5/15/2030		157,000	147,493
Newell Brands, Inc., 6.625%, 5/15/2032		87,000	80,274
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	100,000	115,450
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		$208,000	207,632
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		153,000	152,259
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		146,000	132,520
			$1,469,041
Consumer Services – 4.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$102,000	$102,838
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		157,000	162,710
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		167,000	152,647
Garda World Security Corp., 8.375%, 11/15/2032 (n)		156,000	156,523
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		208,000	194,157
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)(w)		43,000	44,129
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		144,000	143,347
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		50,000	41,000
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		135,000	104,850
Service Corp. International, 5.75%, 10/15/2032		199,000	197,754
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		156,000	144,175
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		29,000	29,899
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		135,000	134,679
			$1,608,708

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 1.8%
Ball Corp., 6%, 6/15/2029	$70,000	$71,387
Ball Corp., 2.875%, 8/15/2030	230,000	203,850
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	104,000	106,354
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/2032 (n)	42,000	42,444
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)	157,000	157,268
		$581,303
Electrical Equipment – 0.3%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$71,000	$68,613
CommScope, Inc., 4.75%, 9/01/2029 (n)	42,000	40,216
		$108,829
Electronics – 0.9%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$127,000	$133,491
Entegris, Inc., 4.375%, 4/15/2028 (n)	77,000	74,341
Entegris, Inc., 3.625%, 5/01/2029 (n)	49,000	45,694
Entegris, Inc., 5.95%, 6/15/2030 (n)	44,000	44,024
		$297,550
Energy - Independent – 6.1%
Chord Energy Corp., 6.75%, 3/15/2033 (n)	$72,000	$71,502
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	94,000	94,705
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	52,000	51,281
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	81,000	79,194
CNX Resources Corp., 7.25%, 3/01/2032 (n)	115,000	117,194
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	226,000	222,751
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	129,000	140,891
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	172,000	174,486
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	143,000	141,590
Matador Resources Co., 6.875%, 4/15/2028 (n)	162,000	164,227
Matador Resources Co., 6.5%, 4/15/2032 (n)	50,000	48,957
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	143,000	141,243
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	96,000	98,476
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	51,000	50,319
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	155,000	159,857
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	133,000	107,880
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	114,000	110,261
		$1,974,814
Entertainment – 5.1%
Carnival Corp., 5.75%, 3/15/2030 (n)	$144,000	$144,334
Carnival Corp., 6.125%, 2/15/2033 (n)	72,000	72,178
Life Time, Inc., 6%, 11/15/2031 (n)	164,000	164,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	$143,000	$147,318
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	200,000	189,009
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	14,000	14,009
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	146,000	144,436
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	93,000	93,017
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	73,000	72,152
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	177,000	177,635
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	201,000	204,921
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	59,000	58,971
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	188,000	185,781
		$1,668,127
Financial Institutions – 7.3%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$210,916	$204,576
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	217,000	217,622
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	69,000	73,012
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	117,000	116,543
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	111,000	110,804
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	131,000	135,064
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	170,000	168,579
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	106,000	111,393
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	111,000	107,557
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	57,000	55,563
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	142,000	145,347
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	135,000	135,020
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	114,000	116,112
Navient Corp., 7.875%, 6/15/2032	50,000	50,426
OneMain Finance Corp., 6.625%, 5/15/2029	145,000	146,616
OneMain Finance Corp., 5.375%, 11/15/2029	92,000	89,136
OneMain Finance Corp., 7.5%, 5/15/2031	55,000	56,532
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	229,000	230,230
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	117,000	118,473
		$2,388,605
Food & Beverages – 4.5%
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	$124,000	$130,022
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	80,000	83,957
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	92,000	96,243
Performance Food Group Co., 5.5%, 10/15/2027 (n)	160,000	159,337
Performance Food Group Co., 6.125%, 9/15/2032 (n)	98,000	98,789
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	228,000	215,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	$63,000	$62,230
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	245,000	235,139
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	240,000	234,697
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	38,000	37,331
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	120,000	113,136
		$1,466,656
Forest & Paper Products – 1.0%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$188,000	$188,278
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	130,000	138,268
		$326,546
Gaming & Lodging – 5.3%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$150,000	$150,056
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	298,000	293,804
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	297,000	291,104
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	159,000	141,518
Melco Resorts Finance Limited, 5.375%, 12/04/2029	200,000	183,277
Voyager Parent LLC, 9.25%, 7/01/2032 (n)	43,000	44,424
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	228,000	220,622
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	192,799
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	183,000	178,450
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	36,000	37,759
		$1,733,813
Industrial – 1.1%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$264,000	$257,066
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	85,000	84,851
		$341,917
Insurance - Property & Casualty – 5.2%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$115,000	$118,924
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	128,000	123,907
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	42,000	43,336
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	101,000	99,180
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	121,000	123,764
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	227,000	228,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	$71,000	$71,995
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	103,000	98,678
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	212,000	218,556
Hub International Ltd., 5.625%, 12/01/2029 (n)	79,000	78,351
Hub International Ltd., 7.25%, 6/15/2030 (n)	171,000	178,083
Hub International Ltd., 7.375%, 1/31/2032 (n)	74,000	77,226
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	221,000	228,625
		$1,689,442
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$120,000	$121,554
Machinery & Tools – 1.3%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$102,000	$106,282
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	291,000	304,620
		$410,902
Medical & Health Technology & Services – 7.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$189,965
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	116,000	118,198
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	124,000	128,199
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	152,000	140,798
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	86,000	66,436
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	336,000	302,583
Concentra, Inc., 6.875%, 7/15/2032 (n)	155,000	159,468
Encompass Health Corp., 5.75%, 9/15/2025	8,000	8,000
Encompass Health Corp., 4.75%, 2/01/2030	181,000	176,455
Encompass Health Corp., 4.625%, 4/01/2031	58,000	55,303
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	204,269
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	85,000	91,068
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	94,000	103,338
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	60,000	62,765
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	138,000	137,734
Tenet Healthcare Corp., 6.125%, 10/01/2028	107,000	107,155
Tenet Healthcare Corp., 6.125%, 6/15/2030	248,000	250,430
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	141,000	143,311
		$2,445,475
Medical Equipment – 1.6%
Insulet Corp., 6.5%, 4/01/2033 (n)	$128,000	$131,617
Medline Borrower LP, 3.875%, 4/01/2029 (n)	73,000	68,800
Medline Borrower LP, 5.25%, 10/01/2029 (n)	193,000	188,610
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	119,000	121,090
		$510,117

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 3.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$155,000	$140,959
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		128,000	110,406
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		437,000	401,181
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		57,000	58,157
Novelis, Inc., 4.75%, 1/30/2030 (n)		170,000	161,608
Novelis, Inc., 6.875%, 1/30/2030 (n)		86,000	88,686
Novelis, Inc., 3.875%, 8/15/2031 (n)		82,000	72,901
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		76,107	40,528
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		142,000	145,895
			$1,220,321
Midstream – 9.2%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$86,000	$88,770
Buckeye Partners LP, 5.85%, 11/15/2043		43,000	36,300
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		177,000	183,313
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		173,000	161,562
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		200,000	206,945
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		179,000	177,936
NFE Financing LLC, 12%, 11/15/2029 (n)		100,677	43,193
NuStar Logistics LP, 6.375%, 10/01/2030		164,000	167,083
Prairie Acquiror LP, 9%, 8/01/2029 (n)		129,000	131,140
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		73,000	75,186
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		146,000	139,803
Sunoco LP, 7.25%, 5/01/2032 (n)		186,000	193,395
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		229,000	227,576
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		112,000	113,916
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		85,000	86,772
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		70,000	65,054
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		92,000	83,231
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		128,000	130,995
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		160,000	171,063
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		59,000	58,739
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		223,000	226,377
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		178,000	167,884
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		50,000	52,222
			$2,988,455
Network & Telecom – 1.7%
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		$145,000	$146,984
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	115,958
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		100,000	120,824

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Iliad Holding S.A.S., 6.875%, 4/15/2031	EUR	100,000	$120,825
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$57,000	59,322
			$563,913
Oil Services – 1.1%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$166,000	$113,602
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		166,000	168,609
Valaris Ltd., 8.375%, 4/30/2030 (n)		78,000	78,303
			$360,514
Pharmaceuticals – 1.9%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$200,000	$198,004
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		110,000	89,788
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		62,000	35,191
Grifols S.A., 7.125%, 5/01/2030	EUR	100,000	118,059
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$200,000	187,865
			$628,907
Pollution Control – 0.8%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$147,000	$141,313
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		47,000	48,753
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		74,000	76,322
			$266,388
Precious Metals & Minerals – 1.5%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$58,000	$55,820
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		171,000	169,923
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		156,000	153,877
New Gold, Inc., 6.875%, 4/01/2032 (n)		120,000	122,582
			$502,202
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$58,000	$50,690
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		102,000	104,554
			$155,244
Real Estate - Other – 1.7%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$142,000	$134,311
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		242,000	249,504
XHR LP, REIT, 4.875%, 6/01/2029 (n)		177,000	168,089
			$551,904

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 1.4%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$109,000	$111,161
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		105,000	96,565
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		159,000	144,401
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		101,000	101,583
			$453,710
Retailers – 3.0%
Hanesbrands, Inc., 9%, 2/15/2031 (n)		$78,000	$82,409
L Brands, Inc., 6.625%, 10/01/2030 (n)		185,000	188,959
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		139,000	136,233
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		104,000	98,860
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	100,000	100,487
Parkland Corp., 4.625%, 5/01/2030 (n)		$173,000	162,548
Parkland Corp., 6.625%, 8/15/2032 (n)		29,000	29,064
Penske Automotive Group Co., 3.75%, 6/15/2029		188,000	176,227
			$974,787
Specialty Stores – 1.9%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$49,846	$51,216
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		200,631	232,715
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		84,000	57,262
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		94,000	45,355
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	243,369
			$629,917
Supermarkets – 1.5%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$285,000	$289,326
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		196,000	204,329
			$493,655
Telecommunications - Wireless – 1.8%
Altice France S.A., 5.125%, 7/15/2029 (n)		$200,000	$168,763
SBA Communications Corp., 3.125%, 2/01/2029		227,000	211,177
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		200,000	213,000
			$592,940
Telephone Services – 1.0%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$87,094	$98,801
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		108,173	91,136
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		143,000	134,826
			$324,763

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$115,000	$120,924
Transportation - Services – 0.6%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	178,000	$204,619
Utilities - Electric Power – 4.0%
Calpine Corp., 4.5%, 2/15/2028 (n)		$164,000	$160,852
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		283,000	255,407
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		8,000	7,027
PG&E Corp., 5.25%, 7/01/2030		247,000	239,654
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		71,000	69,524
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		55,000	54,302
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		172,000	167,229
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		67,000	63,155
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		90,000	87,062
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		130,000	130,638
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		40,000	41,772
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		33,000	34,617
			$1,311,239
Total Bonds (Identified Cost, $45,448,887)			$45,210,199
Common Stocks – 0.4%
Oil Services – 0.2%
LTRI Holdings LP (a)(u)		200	$54,654
Telecom Services – 0.2%
Intelsat Emergence S.A. (a)		1,566	$63,423
Total Common Stocks (Identified Cost, $204,858)			$118,077

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	3,500	$1,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 5.3%
Money Market Funds – 5.3%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $1,728,389)	1,728,406	$1,728,406

Other Assets, Less Liabilities – (44.5)%		(14,491,617)
Net Assets – 100.0%		$32,566,597

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,728,406 and $45,329,808, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,508,470, representing 124.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 5/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	483,794	EUR	425,970	Citibank N.A.	7/18/2025	$(1,291)
USD	10,420	EUR	9,288	HSBC Bank	7/18/2025	(157)
USD	193,598	EUR	170,388	Merrill Lynch International	7/18/2025	(436)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	259,422	EUR	228,779	State Street Corp.	7/18/2025	$(1,108)
						$(2,992)
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/25 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $45,653,745)	$45,329,808
Investments in affiliated issuers, at value (identified cost, $1,728,389)	1,728,406
Receivables for
Investments sold	125,180
Interest	697,925
Receivable from investment adviser	5,827
Other assets	14,480
Total assets	$47,901,626
Liabilities
Notes payable	$15,000,000
Payables for
Distributions	16,772
Forward foreign currency exchange contracts	2,992
Investments purchased	184,481
When-issued investments purchased	43,000
Payable to affiliates
Administrative services fee	144
Transfer agent and dividend disbursing costs	681
Accrued interest expense	8,881
Accrued expenses and other liabilities	78,078
Total liabilities	$15,335,029
Net assets	$32,566,597
Net assets consist of
Paid-in capital	$43,435,408
Total distributable earnings (loss)	(10,868,811)
Net assets	$32,566,597
Shares of beneficial interest outstanding (unlimited number of shares authorized)	17,901,986
Net asset value per share (net assets of $32,566,597 / 17,901,986 shares of beneficial interest outstanding)	$1.82
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/25 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,611,168
Dividends from affiliated issuers	22,392
Dividends from unaffiliated issuers	10,614
Total investment income	$1,644,174
Expenses
Management fee	$122,093
Transfer agent and dividend disbursing costs	7,396
Administrative services fee	8,727
Independent Trustees' compensation	3,194
Stock exchange fee	11,819
Custodian fee	5,811
Shareholder communications	26,572
Audit and tax fees	52,563
Legal fees	237
Interest expense and fees	408,163
Miscellaneous	20,176
Total expenses	$666,751
Reduction of expenses by investment adviser	(38,975)
Net expenses	$627,776
Net investment income (loss)	$1,016,398
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(258,338)
Affiliated issuers	(97)
Forward foreign currency exchange contracts	(15,342)
Foreign currency	2,096
Net realized gain (loss)	$(271,681)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(144,117)
Affiliated issuers	(38)
Forward foreign currency exchange contracts	(32,056)
Translation of assets and liabilities in foreign currencies	(129)
Net unrealized gain (loss)	$(176,340)
Net realized and unrealized gain (loss)	$(448,021)
Change in net assets from operations	$568,377
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24
Change in net assets
From operations
Net investment income (loss)	$1,016,398	$1,867,588
Net realized gain (loss)	(271,681)	(792,005)
Net unrealized gain (loss)	(176,340)	3,107,833
Change in net assets from operations	$568,377	$4,183,416
Distributions to shareholders	$(968,770)	$(1,870,641)
Tax return of capital distributions to shareholders	$—	$(1,327,359)
Distributions from other sources	$(600,975)(a)	$—
Change in net assets from fund share transactions	$(163,570)	$(865,747)
Total change in net assets	$(1,164,938)	$119,669
Net assets
At beginning of period	33,731,535	33,611,866
At end of period	$32,566,597	$33,731,535

(a)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/25 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$568,377
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(10,376,399)
Proceeds from disposition of investment securities	12,342,032
Purchase of short-term investments, net	(1,129,307)
Realized gain/loss on investments	258,338
Unrealized appreciation/depreciation on investments	144,155
Unrealized appreciation/depreciation on foreign currency contracts	32,056
Net amortization/accretion of income	(98,904)
Decrease in interest receivable	43,170
Decrease in accrued expenses and other liabilities	(36,683)
Increase in receivable from investment adviser	(5,042)
Increase in other assets	(12,473)
Increase in interest payable	4,237
Net cash provided by operating activities	$1,733,557
Cash flows from financing activities:
Distributions paid in cash	$(1,569,987)
Repurchase of shares of beneficial interest	(163,570)
Net cash used by financing activities	$(1,733,557)
Cash and restricted cash:
Beginning of period	$—
End of period	$—
Supplemental disclosure of cash flow information:
Cash paid during the six months ended May 31, 2025 for interest was $403,926.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/25 (unaudited)	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$1.87	$1.82	$1.83	$2.32	$2.47	$2.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.09	$0.11	$0.13	$0.14
Net realized and unrealized gain (loss)	(0.02)	0.13	0.06	(0.40)	(0.05)	(0.00)(w)
Total from investment operations	$0.04	$0.23	$0.15	$(0.29)	$0.08	$0.14
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.11)	$(0.09)	$(0.12)	$(0.14)	$(0.15)
From tax return of capital	—	(0.07)	(0.08)	(0.08)	(0.09)	(0.08)
From other sources	(0.03)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.18)	$(0.17)	$(0.20)	$(0.23)	$(0.23)
Net increase from repurchase of capital shares	$0.00(w)	$0.00(w)	$0.01	$—	$—	$0.00(w)
Net asset value, end of period (x)	$1.82	$1.87	$1.82	$1.83	$2.32	$2.47
Market value, end of period	$1.72	$1.77	$1.64	$1.83	$2.97	$2.47
Total return at market value (%)	2.48(n)	19.09	(0.77)	(32.19)	30.89	0.89
Total return at net asset value (%) (j)(r)(s)(x)	2.35(n)	13.70	10.13	(13.19)	2.25	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	4.07(a)	4.27	4.03	2.53	1.84	2.05
Expenses after expense reductions	3.83(a)	4.18	3.95	2.23	1.65	1.82
Net investment income (loss)	6.20(a)	5.53	5.20	5.54	5.27	5.75
Portfolio turnover rate	22(n)	59	44	31	65	57
Net assets at end of period (000 omitted)	$32,567	$33,732	$33,612	$35,545	$44,943	$47,585
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	1.34(a)	1.34	1.34	1.34	1.34	1.34
Senior Securities:
Total notes payable outstanding (000 omitted)	$15,000	$15,000	$15,000	$16,000	$18,500	$18,500
Asset coverage per $1,000 of indebtedness (k)	$3,171	$3,249	$3,241	$3,222	$3,429	$3,572

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

Notes to Financial Statements (unaudited) - continued
transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other

Notes to Financial Statements (unaudited) - continued
assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$63,423	$—	$63,423
United States	—	—	54,654	54,654
United Kingdom	—	1,532	—	1,532
U.S. Corporate Bonds	—	38,289,594	—	38,289,594
Foreign Bonds	—	6,920,605	—	6,920,605
Investment Companies	1,728,406	—	—	1,728,406
Total	$1,728,406	$45,275,154	$54,654	$47,058,214
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(2,992)	$—	$(2,992)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/24	$45,514
Change in unrealized appreciation or depreciation	9,140
Balance as of 5/31/25	$54,654
At May 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative

Notes to Financial Statements (unaudited) - continued
counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(2,992)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$(15,342)	$—
Equity	—	(35,795)
Total	$(15,342)	$(35,795)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$(32,056)	$—
Equity	—	35,745
Total	$(32,056)	$35,745
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended May 31, 2025, the amount of distributions estimated to be a tax return of capital was approximately $600,975 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in

Notes to Financial Statements (unaudited) - continued
accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/24
Ordinary income (including any short-term capital gains)	$1,870,641
Tax return of capital (b)	1,327,359
Total distributions	$3,198,000

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$47,116,424
Gross appreciation	953,963
Gross depreciation	(1,012,173)
Net unrealized appreciation (depreciation)	$(58,210)
As of 11/30/24
Capital loss carryforwards	(9,916,433)
Other temporary differences	(16,662)
Net unrealized appreciation (depreciation)	65,652
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(499,487)
Long-Term	(9,416,946)
Total	$(9,916,433)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an

Notes to Financial Statements (unaudited) - continued
annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, MFS will reduce its management fee by an amount equivalent to the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2026. For the six months ended May 31, 2025, this reduction amounted to $38,975, which is included in the reduction of total expenses in the Statement of Operations.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2025, fees paid to MFSC amounted to $1,545.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2025 was equivalent to an annual effective rate of 0.0532% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $10,149,268 and $12,127,066, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 102,100 shares of beneficial interest during the six months ended May 31, 2025 at an average price per share of $1.60 and a weighted average discount of 8.28% per share. The fund repurchased 506,945 shares of beneficial interest during the year ended November 30, 2024 at an average price per share of $1.71 and a weighted average discount of 7.85% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/25		Year ended 11/30/24
	Shares	Amount	Shares	Amount
Capital shares repurchased	(102,100)	$(163,570)	(506,945)	$(865,747)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $17,000,000. At May 31, 2025, the fund had outstanding borrowings under this agreement in the amount of $15,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $406,900 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $1,263 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended May 31, 2025, the average loan balance was $15,000,000 at a weighted average annual interest rate of 5.44%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$599,137	$6,254,768	$5,125,364	$(97)	$(38)	$1,728,406

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,392	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Intermediate High Income Fund
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate High Income Fund (the “Fund”), including the portfolio of investments, as of May 31, 2025, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2024 and the financial highlights for each of the five years in the period then ended; and in our report dated January 14, 2025, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
July 16, 2025

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: CIF

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

			(c) Total	(d) Maximum
			Number of	Number (or
	(a) Total number	(b)	Shares	Approximate
Period	of Shares	Average	Purchased as	Dollar Value) of
	Purchased	Price	Part of Publicly	Shares that May
		Paid per	Announced	Yet Be Purchased
		Share	Plans or	under the Plans
			Programs	or Programs

12/01/24-12/31/24	0	N/A	0	1,797,453
01/01/25-01/31/25	0	N/A	0	1,797,453
02/01/25-02/28/25	0	N/A	0	1,797,453
03/01/25-03/31/25	0	N/A	0	1,797,453
04/01/25-04/30/25	102,100	1.60	102,100	1,695,353
05/01/25-05/31/25	0	N/A	0	1,695,353
Total	102,100	1.60	102,100

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2024 plan year is 1,800,737.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 16, 2025

* Print name and title of each signing officer under his or her signature.